Receivables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 213,346	$ 340,185
Trade receivable
Disclosure of detailed information about financial instruments [line items]
Receivables		11,562
GST receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	49,385	36,592
Scientific research and experimental development tax credits receivable
Disclosure of detailed information about financial instruments [line items]
Receivables		192,193
Interest receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	162,316	99,573
Other receivable
Disclosure of detailed information about financial instruments [line items]
Receivables	$ 1,645	$ 265